Annual Fund Operating Expenses	Apr. 20, 2026
Janus Henderson Aggressive Equity Linked Income ETF | Janus Henderson Aggressive Equity Linked Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%
Janus Henderson Moderate Equity Linked Income ETF | Janus Henderson Moderate Equity Linked Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.59%

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur during the current fiscal year.
[2]	Other Expenses are based on the estimated expenses that the Fund expects to incur during the current fiscal year.